Income Taxes (Reconciliation of Combined Normal Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate		30.60%	30.60%
Nondeductible expenses		0.40%	0.40%
Impairment of goodwill		2.40%	0.00%
Foreign tax credit and payments		0.20%	0.90%
Lower tax rates applicable to income of subsidiaries		(2.50%)	(1.50%)
Change in valuation allowance		0.30%	(1.40%)
Nontaxable dividends received		(5.30%)	(4.10%)
Undistributed earnings of subsidiaries		1.80%	0.90%
Tax and interest expense for uncertainty in income taxes		1.70%	0.00%
Tax penalty and tax refund		(0.029)	0
Noncontrolling interest income		0.10%	0.60%
Effect of changes in tax laws		1.20%	0.00%
Expiration of loss carryforward	0.50%	1.40%	0.10%
Other—net		0.00%	0.20%
Effective income tax rate	24.90%	29.40%	26.70%
Income tax expense	¥ 625,591	¥ 527,938	¥ 500,657
CALIFORNIA
Reconciliation of effective income tax rate:
Income tax expense		¥ (52,129)